Restructuring Costs - Summary of Restructuring Costs Liability (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Restructuring and Related Activities [Abstract]
Balance at January 1	$ 635	$ 1,047
Cash payments	(293)	(412)
Balance at December 31	$ 342	$ 635